Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
5.	Inventory
The Company’s major classes of inventories were as follows:

	December 31,
	2021	2020
Raw materials	$2,359	$376
Work in progress	5,902	460
Finished goods	4,057	5,016

Inventory, gross	12,318	5,852
Less: inventory reserves	(48)	(4)

Inventory, net	$12,270	$5,848

Balance Sheet Classification:
Inventory	9,549	3,850
Inventory, net of current portion	2,721	1,998

	$12,270	$5,848

Inventory, net of current portion includes inventory expected to remain on-hand
beyond one year from each balance sheet date presented.